Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments Accounted For Using Equity Method
Balance at the beginning of year	$ 149,593,180	$ 140,926,012
Other payments to acquire interests in joint ventures	10,658,097	7,086,899
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(9,494,703)	(19,217,758)	$ (10,978,068)
Dividends received	(854,084)	(908,640)
Investment previously held	(15,128,327)
Others	4,972,758	21,706,667
Total	$ 139,746,921	$ 149,593,180	$ 140,926,012